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March 23, 2007





U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD SPECIALIZED FUNDS
     FILE NO.  2-88116
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Commissioners:

Enclosed is the 64th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A for Vanguard Specialized Funds (the "Trust"). The purposes of this amendment are to: (1) reflect updates in the investment advisory agreements for Vanguard Energy and Health Care Funds, (2) update the investment objective for Vanguard Dividend Growth Fund, (3) include a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we are designating an effective date of May 25, 2007 for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include:
(1) text addressing any SEC staff comments regarding the 485(a) filing, and (2) the annual update for the remaining series of the Trust, including updated financial statements. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate May 25, 2007 as its effective date so that both the 485(b) filing and this 485(a) filing will go effective concurrently.

Please contact me at (610) 503-5854 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Sarah A. Buescher
Senior Counsel
The Vanguard Group, Inc.